Capital Stock (Dividends Declared) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended							12 Months Ended
	Mar. 31, 2018		Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Coupon rate	5.875%							5.875%
Dividends declared per common share (in usd per share)	$ 0.09	[1]	$ 0.09	$ 0.09	$ 0.09	$ 0.09	$ 0.07	$ 0.09	$ 0.09	$ 0.34
Total amount	$ 19.1	[1]	$ 13.3	$ 13.2	$ 13.5	$ 13.3	$ 10.4	$ 19.1	$ 13.3	$ 50.4
Cash dividends payable	$ 19.1			$ 13.2				$ 19.1	$ 0.0	$ 13.2
5.875% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Coupon rate	5.875%							5.875%

[1]	As of March 31, 2018, the Company had $19.1 million of cash dividends payable included in accounts payable and accrued liabilities on the consolidated balance sheet. As of March 31, 2018, the Company was not limited in its capacity to pay dividends under the Senior Credit Facilities Amended Credit Agreement and the indenture governing the 5.875% Senior Notes (see Note 7).